Financial liabilities - Disclosure of financial liabilities breakdown (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 44,588	€ 69,069
Current financial liabilities	29,400	44,935
Total financial liabilities	73,988	114,004
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	12,390	29,056
Current financial liabilities	25,230	22,195
Kreos & Claret bond loans
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	11,779	26,373
Current financial liabilities	23,040	20,028
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	611	1,431
Current financial liabilities	938	932
PGE
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	1,252
Current financial liabilities	1,252	1,235
Convertible loan notes
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	4,099	23,370
Current financial liabilities	4,170	21,574
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	0	21,574
Kreos & Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	4,099	23,370
Current financial liabilities	4,170	0
Derivative instruments
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	3,620
Current financial liabilities	0	1,166
Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	3,620
Kreos & Claret BSA
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	0	1,166
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	28,099	13,023
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 28,099	€ 13,023